Reversals (Impairments) of tangible and intangible assets and right-of-use assets. Sensitivity of outcomes to alternative scenarios (Details)	12 Months Ended
Dec. 31, 2050 $ / MMBTU $ / bbl $ / t
Eni's scenario
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges	100.00%
Brent price per bbl | $ / bbl	43
Long-term gas price | $ / MMBTU	5.3
IEA SDS WEO 2021 scenario
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges	80.00%
Brent price per bbl | $ / bbl	39
Long-term gas price | $ / MMBTU	4.8
IEA NZE 2050 scenario
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges	55.00%
Value in use of the O&G CGUs Headroom vs Carrying amount, non-tax deductible CO2 charges	49.00%
Brent price per bbl | $ / bbl	24
Long-term gas price | $ / MMBTU	3.8
Minimum | IEA NZE 2050 scenario
Impairment
Cost CO2 | $ / t	250
Maximum | IEA NZE 2050 scenario
Impairment
Cost CO2 | $ / t	180